Redeemable Noncontrolling Interests	9 Months Ended
Dec. 31, 2011
Redeemable Noncontrolling Interests
9.	Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests for the nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning balance	¥28,095	¥33,902
Adjustment of redeemable noncontrolling interests to redemption value	448	(84)
Transaction with noncontrolling interests	992	934
Comprehensive income (loss)
Net income	1,601	1,787
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	(3,129)	(2,359)
Total other comprehensive income (loss)	(3,129)	(2,359)
Comprehensive income (loss)	(1,528)	(572)
Cash dividends	(5,961)	(124)

Ending balance	¥22,046	¥34,056